ORGANIZATION (Results of Operations of VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues for continuing operations	$ 5,701	¥ 39,688	¥ 126,089	¥ 71,858
Net loss for continuing operations	(93,983)	(654,286)	(471,737)	(331,469)
Net income for discontinued operations			12,343	15,327
VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues for continuing operations	588	4,093	20,578	22,489
Net revenues for discontinued operations			7,398	59,465
Net loss for continuing operations	(19,509)	(135,816)	(103,383)	(138,991)
Net income for discontinued operations			2,183	14,957
Net cash (used in) operating activities	(11,596)	(80,729)	(93,142)	(162,328)
Net cash provided by (used in) investing activities	(36)	(254)	11,164	¥ 6,350
Net cash provided by financing activities	$ 21,934	¥ 152,701	¥ 104,453